Portfolio of Investments
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 0.4%
	Shares	Value ($)
United States 0.4%
Columbia Multi-Sector Municipal Income ETF(a)	451,118	9,162,207
Total Exchange-Traded Fixed Income Funds (Cost $9,237,915)		9,162,207

Floating Rate Notes 0.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.0%
New York City Transitional Finance Authority(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	0.330%	225,000	225,000
Total Floating Rate Notes (Cost $225,000)			225,000

Municipal Bonds 98.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.8%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,252,534
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2021 (Mandatory Put 12/01/31)
06/01/2051	4.000%	10,000,000	10,278,181
Revenue Bonds
Project No. 4
Series 2019A-1
12/01/2049	4.000%	5,000,000	5,071,944
Project No. 7
Series 2021 (Mandatory Put 12/01/26)
10/01/2052	4.000%	8,005,000	8,135,421
Lower Alabama Gas District (The)
Revenue Bonds
Gas Project
Series 2020 (Mandatory Put 12/01/25)
12/01/2050	4.000%	6,400,000	6,522,622
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Energy Authority A Cooperative District
Revenue Bonds
Project #1
Series 2021A (Mandatory Put 10/01/28)
11/01/2051	4.000%	7,000,000	7,109,548
Total			41,370,250
Arizona 1.3%
Arizona Board of Regents
Revenue Bonds
Series 2020A
07/01/2035	5.000%	1,000,000	1,135,326
07/01/2036	5.000%	1,000,000	1,133,314
07/01/2037	5.000%	1,500,000	1,697,025
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
08/01/2030	5.000%	2,000,000	2,297,794
02/01/2031	5.000%	1,500,000	1,732,067
05/01/2031	5.000%	1,500,000	1,736,252
08/01/2031	5.000%	1,500,000	1,741,024
Macombs Facility Project Social Bonds
Series 2021A
07/01/2041	4.000%	775,000	707,482
07/01/2051	4.000%	850,000	731,546
Phoenix Children’s Hospital
Series 2020
02/01/2050	4.000%	1,200,000	1,173,200
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,395,143
07/01/2059	5.000%	1,000,000	1,045,832
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,420,578
06/15/2057	4.000%	500,000	404,550
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	6,627,023
Series 2018
02/15/2048	5.000%	870,000	892,867
Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	4,015,137
Total			29,886,160
California 4.8%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2021 (Mandatory Put 12/01/27)
10/01/2052	4.000%	3,000,000	3,075,323
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,228,044
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	3,000,890
02/01/2042	5.000%	1,500,000	1,639,875
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2049	4.000%	2,500,000	2,427,963
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	1,051,259
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2036	5.000%	500,000	511,025
11/15/2051	5.000%	1,000,000	989,321
Enso Village Project - TEMPS 85
Series 2021
05/15/2029	3.125%	2,510,000	2,352,963
California School Finance Authority(d)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,054,902
07/01/2046	6.375%	150,000	158,235
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,940,527
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	515,752
City of Los Angeles Department of Airports(e)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2022
05/15/2040	4.000%	750,000	743,030
05/15/2041	4.000%	800,000	792,207
05/15/2042	4.000%	500,000	495,101
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2018
05/15/2044	5.000%	2,000,000	2,122,422
Senior Series 2020C
05/15/2032	5.000%	5,090,000	5,614,778
Compton Unified School District(f)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,135,351
06/01/2038	0.000%	1,830,000	928,407
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Subordinated Series 2021
01/15/2033	4.000%	1,153,000	1,151,300
Senior Lien
Series 2021A
01/15/2046	4.000%	4,346,000	4,133,740
Glendale Unified School District(f)
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	672,394
09/01/2033	0.000%	1,100,000	701,928
Golden State Tobacco Securitization Corp.(f)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	5,000,000	538,283
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,679,234
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020C
07/01/2033	4.000%	1,000,000	1,053,404
Series 2020RYQ
07/01/2035	5.000%	5,000,000	5,645,868

2	Columbia Strategic Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y. Mineta San Jose International Airport(e)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	2,000,000	2,094,603
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,403,333
Riverside County Transportation Commission(f)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,235,000	1,002,131
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	941,684
San Diego County Regional Airport Authority(e)
Revenue Bonds
Subordinated Series 2021B
07/01/2046	4.000%	1,600,000	1,532,569
07/01/2056	5.000%	1,670,000	1,782,406
San Francisco City & County Airport Commission - San Francisco International Airport(e)
Revenue Bonds
Series 2019A
05/01/2035	5.000%	14,310,000	15,441,191
05/01/2036	5.000%	5,000,000	5,390,269
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2033	3.000%	2,840,000	2,799,564
08/01/2034	3.000%	2,895,000	2,816,016
08/01/2035	3.000%	1,600,000	1,515,052
08/01/2036	3.000%	2,275,000	2,112,304
State of California
Unlimited General Obligation Bonds
Series 2020
11/01/2035	4.000%	1,000,000	1,039,870
Various Purpose
Series 2020
03/01/2035	5.000%	1,800,000	2,035,567
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2020
03/01/2037	4.000%	5,000,000	5,114,318
03/01/2040	4.000%	1,500,000	1,522,814
Series 2021
10/01/2037	4.000%	5,630,000	5,773,937
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,005
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of California
Refunding Revenue Bonds
Series 2018AZ
05/15/2043	5.000%	3,455,000	3,804,581
Total			112,477,740
Colorado 3.7%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	4,365,000	3,493,901
City & County of Denver(f)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,811,156
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Series 2018-A
12/01/2037	5.000%	5,000,000	5,330,935
Subordinated Series 2018A
12/01/2048	4.000%	3,500,000	3,298,674
Colorado Bridge Enterprise(e)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	6,767,488
Colorado Educational & Cultural Facilities Authority(d)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	761,624
07/01/2049	5.500%	700,000	711,908
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	10,262,459
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	1,870,655
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	17,000,000	16,219,494
08/01/2049	4.000%	2,595,000	2,455,731
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	3,000,000	3,211,929
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	893,576

Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2049	5.000%	1,500,000	1,324,179
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2037	4.000%	800,000	806,233
01/01/2038	4.000%	1,300,000	1,308,004
01/01/2040	4.000%	1,000,000	1,003,028
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	937,419
09/01/2050	4.000%	1,500,000	1,385,985
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	429,733
10/01/2049	3.250%	1,000,000	889,988
10/01/2054	3.400%	1,000,000	894,854
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	5.000%	1,150,000	1,292,022
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	3,500,000	3,501,385
State of Colorado
Certificate of Participation
Series 2020A
12/15/2035	4.000%	750,000	780,710
12/15/2039	4.000%	750,000	773,711
Series 2021A
12/15/2039	4.000%	6,000,000	6,208,204
Transport Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021A-1
12/01/2041	5.000%	1,750,000	1,775,448
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	5,000,000	3,852,322
Total			86,252,755
Connecticut 1.3%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2045	4.000%	2,000,000	1,946,001
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Yale University
07/01/2027	5.000%	2,650,000	2,967,553
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2033	5.000%	2,750,000	3,101,746
05/01/2039	4.000%	1,700,000	1,750,435
Series 2021A
05/01/2035	5.000%	3,000,000	3,414,990
Unlimited General Obligation Bonds
Series 2018C
06/15/2035	5.000%	1,000,000	1,104,590
Series 2018-E
09/15/2035	5.000%	2,000,000	2,216,441
Series 2019A
04/15/2035	5.000%	3,200,000	3,565,662
04/15/2037	4.000%	10,000,000	10,355,420
Series 2020C
06/01/2033	4.000%	300,000	315,921
06/01/2035	4.000%	770,000	798,634
Total			31,537,393
District of Columbia 1.7%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	313,242
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	3,086,195
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2039	4.000%	1,275,000	1,196,357
07/01/2049	4.000%	695,000	615,178
Series 2019A
03/01/2033	5.000%	2,500,000	2,831,803
Unlimited General Obligation Bonds
Series 2019-A
10/15/2033	5.000%	10,000,000	11,343,071
Metropolitan Washington Airports Authority(e)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	1,755,000	1,912,976
10/01/2035	5.000%	4,745,000	5,159,746
Series 2015B
10/01/2032	5.000%	9,575,000	10,024,148

4	Columbia Strategic Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,257,195
Total			38,739,911
Florida 4.4%
Capital Trust Agency, Inc.(d)
04/27/2021
07/01/2056	5.000%	2,125,000	2,149,750
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,250,000	2,995,308
Capital Trust Agency, Inc.(d),(g)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	1,063,300
12/01/2050	0.000%	1,000,000	310,000
Capital Trust Agency, Inc.(d),(f)
Subordinated
07/01/2061	0.000%	93,140,000	4,942,772
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	5,112,326
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	3,128,877
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	4,000,000	3,445,974
City of Tampa(f)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	382,328
09/01/2036	0.000%	700,000	393,081
09/01/2037	0.000%	700,000	375,167
County of Broward Airport System(e)
Revenue Bonds
Series 2019A
10/01/2029	5.000%	1,000,000	1,100,383
10/01/2030	5.000%	1,375,000	1,503,264
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(e)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	14,490,000	15,167,281
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,520,827
10/01/2037	0.000%	4,000,000	2,042,795
10/01/2038	0.000%	1,500,000	728,476
10/01/2039	0.000%	3,300,000	1,522,875
Florida Development Finance Corp.(d)
Refunding Revenue Bonds
Mayflower Retirement Community Center
Series 2021
06/01/2027	2.375%	830,000	767,476
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	1,070,716
Florida Development Finance Corp.(d),(e)
Revenue Bonds
Green Bonds - Brightline Florida Passenger Rail Project
Series 2020
01/01/2049	7.375%	5,000,000	5,111,955
Greater Orlando Aviation Authority(e)
Revenue Bonds
Series 2016A
10/01/2046	5.000%	5,000,000	5,218,412
Hillsborough County Aviation Authority(e)
Revenue Bonds
Tampa International Airport
Series 2022
10/01/2047	5.000%	2,500,000	2,688,138
10/01/2052	4.000%	2,645,000	2,528,232
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	3,637,746
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,968,280
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	8,512,378
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,210,978

Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,035,974
Orange County Health Facilities Authority
Prerefunded 08/01/23 Revenue Bonds
Presbyterian Retirement Communities
Series 2016
08/01/2036	5.000%	2,000,000	2,127,109
08/01/2041	5.000%	2,000,000	2,127,109
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,100,000	1,010,176
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	1,000,000	906,573
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	503,955
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	2,414,153
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,635,022
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	4,686,047
11/15/2049	5.500%	2,300,000	2,137,168
Total			102,182,381
Georgia 2.6%
Brookhaven Development Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2044	4.000%	7,000,000	7,037,425
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,800,000	1,789,575
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/2025	5.200%	2,665,000	2,797,335
City of Atlanta Department of Aviation(e)
Revenue Bonds
Airport
Series 2019B
07/01/2037	4.000%	8,930,000	9,006,743
Subordinated Series 2019
07/01/2040	4.000%	2,500,000	2,476,578
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	1,009,010
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,754,967
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,075,943
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	4,665,689
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	914,074
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	4,517,413
Main Street Natural Gas, Inc.(d)
Revenue Bonds
Gas Supply
Series 2022C (Mandatory Put 11/01/27)
08/01/2052	4.000%	12,500,000	12,463,294
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019C (Mandatory Put 09/01/26)
03/01/2050	4.000%	7,500,000	7,644,336

6	Columbia Strategic Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,010,008
12/01/2048	6.250%	1,960,000	1,611,965
Total			61,774,355
Hawaii 0.3%
City & County of Honolulu
Unlimited General Obligation Bonds
Honolulu Rail Transit Project
Series 2019
09/01/2030	5.000%	6,000,000	6,759,491
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	715,085
Total			7,474,576
Idaho 0.4%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2021
03/01/2046	4.000%	3,000,000	2,927,147
Revenue Bonds
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	1,635,000	1,241,878
Series 2021
10/01/2050	4.500%	4,365,000	3,374,489
Spring Valley Community Infrastructure District No. 1(d)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	2,000,000	1,541,114
Total			9,084,628
Illinois 10.7%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,666,997
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	3,103,440
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,070,187
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
12/01/2046	5.000%	2,500,000	2,588,205
Series 2021A
12/01/2035	5.000%	2,560,000	2,688,006
12/01/2040	5.000%	1,000,000	1,042,922
Series 2022A
12/01/2047	4.000%	4,000,000	3,490,718
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	547,450
Series 2022B
12/01/2037	4.000%	8,000,000	7,429,531
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	4,130,987
Chicago Board of Education(f)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,758,867
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,048,710
Series 2014B
01/01/2035	5.000%	5,000,000	5,158,725
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	2,000,000	2,125,351
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	9,311,001
01/01/2052	5.000%	8,030,000	8,305,765
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	2,773,935
01/01/2047	5.000%	1,000,000	1,040,762
Series 2017J
01/01/2037	5.000%	2,000,000	2,104,084
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	1,055,440
07/01/2048	5.000%	800,000	830,959

Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,327,709
Series 2015D
01/01/2046	5.000%	4,390,000	4,566,538
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,735,836
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	557,803
Revenue Bonds
2nd Lien
Series 2012
01/01/2025	5.000%	5,000,000	5,014,145
01/01/2042	5.000%	5,000,000	5,011,269
Series 2014
01/01/2034	5.000%	1,000,000	1,029,612
01/01/2039	5.000%	2,000,000	2,053,662
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2031	5.000%	2,000,000	2,026,378
Series 2014
11/01/2044	5.000%	650,000	677,320
Series 2016
11/01/2030	5.000%	10,775,000	11,680,290
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,037,461
County of Cook
Prerefunded 11/15/26 Unlimited General Obligation Bonds
Series 2018
11/15/2035	5.000%	900,000	973,351
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	887,023
Northshore University Health System
Series 2020A
08/15/2033	5.000%	1,250,000	1,396,910
08/15/2037	4.000%	3,000,000	3,046,253
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	1,907,170
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,583,874
Illinois State Toll Highway Authority
Refunding Senior Revenue Bonds
Series 2019B
01/01/2031	5.000%	3,500,000	3,945,376
Revenue Bonds
Series 2021A
01/01/2043	5.000%	11,700,001	13,101,649
01/01/2046	4.000%	4,250,000	4,223,218
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	1,054,152
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	617,747
12/15/2036	0.000%	2,500,000	1,215,699
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	4,380,611
McCormick Place Expansion
Series 2017
12/15/2056	0.000%	11,110,000	1,692,535
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	2,000,000	1,848,771
06/15/2052	4.000%	3,000,000	2,726,216
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,202,409
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,025,000	3,120,129
Sales Tax Securitization Corp
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/01/2033	5.000%	6,500,000	7,413,710

8	Columbia Strategic Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Refunding Revenue Bonds
Junior Obligation - Build Illinois
Series 2021
06/15/2031	5.000%	4,500,000	4,922,206
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2038	4.000%	5,000,000	4,757,818
Series 2013
07/01/2026	5.500%	1,955,000	2,015,995
07/01/2033	5.500%	5,000,000	5,144,340
07/01/2038	5.500%	875,000	900,067
Series 2016
01/01/2026	5.000%	2,965,000	3,151,041
11/01/2027	5.000%	2,785,000	2,971,662
Series 2017A
12/01/2035	5.000%	1,345,000	1,406,978
12/01/2036	5.000%	5,000,000	5,215,834
Series 2018A
05/01/2032	5.000%	2,500,000	2,645,113
05/01/2033	5.000%	5,000,000	5,265,155
05/01/2039	5.000%	4,320,000	4,502,957
05/01/2040	5.000%	6,005,000	6,251,739
05/01/2041	5.000%	6,000,000	6,239,699
Series 2018B
05/01/2027	5.000%	4,950,000	5,327,468
Series 2019B
11/01/2034	4.000%	8,795,000	8,559,834
Series 2020
05/01/2039	5.500%	2,700,000	2,937,417
05/01/2045	5.750%	1,750,000	1,918,985
Series 2021A
03/01/2032	5.000%	3,245,000	3,511,721
03/01/2041	4.000%	4,650,000	4,313,621
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2031	5.000%	2,500,000	2,666,691
Total			249,953,209
Indiana 0.1%
City of Whiting(e)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	3,200,000	3,408,921
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 2.0%
Iowa Finance Authority
Prerefunded 07/01/23 Revenue Bonds
Genesis Health System
Series 2013
07/01/2033	5.000%	5,000,000	5,159,019
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	7,949,468
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2048	5.125%	1,750,000	1,536,179
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	5,037,488
Iowa Finance Authority(h)
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	10,400,000	10,527,315
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	16,455,000	17,364,825
Total			47,574,294
Kansas 0.5%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	3,896,174
Refunding Revenue Bonds
University of Kansas Health System
Series 2019
03/01/2036	4.000%	2,750,000	2,803,721
03/01/2037	4.000%	2,500,000	2,545,216
03/01/2038	4.000%	2,500,000	2,541,004
Total			11,786,115
Kentucky 0.4%
City of Henderson(d),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	1,500,000	1,435,173

Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,288,192
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2034	5.000%	1,035,000	1,137,795
Kentucky Public Energy Authority
Revenue Bonds
Series 2020A (Mandatory Put 06/01/26)
12/01/2050	4.000%	4,000,000	4,095,828
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2036	5.000%	1,000,000	1,087,682
Total			9,044,670
Louisiana 1.0%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,950,000	4,004,393
Lake Charles Harbor & Terminal District(c),(e)
Revenue Bonds
Big Lake Fuels LLC Project
Series 2021 (Mandatory Put 12/01/24)
12/01/2051	1.000%	13,000,000	12,122,313
Louisiana Public Facilities Authority
Prerefunded 06/01/25 Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/2036	5.000%	1,000,000	1,073,523
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,160,408
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,572,096
New Orleans Aviation Board(e)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,321,648
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. James(d)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,422,346
Total			23,676,727
Maryland 1.2%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	6,846,601
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	6,814,496
Maryland Economic Development Corp.(e)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	9,500,000	9,847,536
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	811,954
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,269,470
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,567,459
Total			29,157,516
Massachusetts 1.6%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	500,000	556,796
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	7,607,005
Revenue Bonds
Series 2021V
07/01/2055	5.000%	2,000,000	2,340,777
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,049,172

10	Columbia Strategic Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Educational Financing Authority(e)
Refunding Revenue Bonds
Issue K
Series 2017A
07/01/2026	5.000%	1,650,000	1,768,099
Subordinated Series 2017B
07/01/2046	4.250%	3,000,000	3,003,244
Massachusetts Port Authority(e)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,454,201
Series 2019A
Series 2019
07/01/2031	5.000%	7,065,000	7,721,181
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	10,679,093
Total			37,179,568
Michigan 3.2%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2031	5.000%	425,000	458,174
04/01/2032	5.000%	300,000	320,856
04/01/2033	5.000%	400,000	425,307
04/01/2034	5.000%	400,000	424,019
04/01/2035	5.000%	350,000	369,158
04/01/2036	5.000%	600,000	632,121
04/01/2037	5.000%	700,000	736,415
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	527,709
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	7,091,138
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	447,316
Series 2015
11/15/2045	5.000%	1,220,000	1,279,005
Trinity Health Corp.
Series 2017
12/01/2042	5.000%	500,000	539,972
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Trinity Health Credit Group
Series 2019
12/01/2036	4.000%	3,000,000	3,003,209
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	7,978,749
Henry Ford Health System
Series 2019A
11/15/2048	5.000%	1,320,000	1,439,781
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	1,000,000	1,064,020
07/01/2035	5.000%	5,000,000	5,318,541
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	835,000	911,000
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,259,161
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,283,965
Series 2019B
12/01/2044	3.100%	6,000,000	5,079,984
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,896,224
10/01/2047	3.850%	4,315,000	4,259,223
Michigan Strategic Fund(e)
Revenue Bonds
Green Bonds
Series 2021 (Mandatory Put 10/01/26)
10/01/2061	4.000%	2,000,000	2,042,139
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	15,500,000	15,873,217
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	6,805,914
Wayne County Airport Authority(e)
Revenue Bonds
Series 2017B
12/01/2042	5.000%	700,000	739,252
Total			75,205,569

Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 1.4%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	1,000,000	778,503
07/01/2050	6.125%	3,000,000	2,274,872
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	856,874
08/01/2043	5.250%	500,000	512,977
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,142,146
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,333,182
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	2,000,000	2,178,080
02/15/2048	4.250%	6,500,000	6,530,195
02/15/2053	5.000%	8,000,000	8,622,884
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,771,432
02/01/2034	0.000%	1,565,000	1,040,911
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	433,333
Minneapolis-St. Paul Metropolitan Airports Commission(e)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	785,987
St. Cloud Housing & Redevelopment Authority(g)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,845,000	2,418,250
Total			33,679,626
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
International Paper Company Project
Series 2022 (Mandatory Put 04/01/27)
04/01/2037	2.650%	8,200,000	7,934,392
Missouri 2.1%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2036	5.000%	750,000	788,995
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,947,915
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,493,055
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2044	5.000%	2,275,000	2,311,675
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,034,747
Kansas City Industrial Development Authority(e)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2044	5.000%	12,500,000	13,214,491
Series 2020A
03/01/2036	4.000%	1,675,000	1,666,202
03/01/2045	4.000%	16,000,000	15,299,246
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,262,732
05/15/2050	5.250%	500,000	492,057
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	1,030,000	814,491

12	Columbia Strategic Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,070,261
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,531,433
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,126,624
09/01/2042	5.000%	2,000,000	2,009,724
Total			50,063,648
Montana 0.1%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	517,652
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	405,000	402,746
12/01/2047	3.600%	515,000	513,153
Total			1,433,551
Nebraska 1.2%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,516,925
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,055,264
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2037	4.000%	1,000,000	1,015,707
01/01/2038	4.000%	1,300,000	1,318,519
01/01/2039	4.000%	1,810,000	1,833,170
01/01/2044	4.000%	15,000,000	15,075,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,748,767
09/01/2042	3.050%	375,000	372,790
Total			28,936,392
Nevada 0.2%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	899,193
Clark County School District
Limited General Obligation Bonds
Series 2020A (AGM)
06/15/2037	4.000%	850,000	884,609
06/15/2040	4.000%	1,225,000	1,268,515
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	589,574
Series 2018A
12/15/2038	5.000%	415,000	427,559
Total			4,069,450
New Hampshire 0.2%
New Hampshire Business Finance Authority(e)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	3,000,000	2,928,547
New Hampshire Business Finance Authority(d)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	1,931,972
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	917,765
Total			5,778,284
New Jersey 4.5%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	340,000	371,603
03/01/2042	4.000%	1,250,000	1,275,156

Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,087,261
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	20,000	21,637
Refunding Revenue Bonds
Series 2015XX
06/15/2024	5.000%	2,000,000	2,088,978
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	1,942,516
Revenue Bonds
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,800,000	1,889,466
Self-Designated Social Bonds
Series 2021
06/15/2046	4.000%	1,500,000	1,414,947
Series 2017DDD
06/15/2042	5.000%	1,000,000	1,050,390
Transportation Project
Series 2020
11/01/2044	5.000%	3,000,000	3,147,204
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	355,000	372,034
New Jersey Economic Development Authority(e)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	5,117,979
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2038	5.000%	1,980,000	2,154,617
07/01/2039	5.000%	2,080,000	2,258,176
07/01/2045	5.000%	700,000	751,682
New Jersey Higher Education Student Assistance Authority(e)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	300,000	301,944
12/01/2035	4.000%	300,000	301,944
New Jersey Housing & Mortgage Finance Agency(e)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,550,728
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family Housing
Series 2018
10/01/2032	3.800%	1,975,000	1,979,363
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,830,981
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	4,000,000	4,268,846
Transportation System
Series 2018A
12/15/2035	5.000%	5,000,000	5,345,097
Series 2019
12/15/2033	5.000%	2,850,000	3,085,513
12/15/2039	5.000%	1,460,000	1,550,624
Revenue Bonds
Series 2020AA
06/15/2045	4.000%	4,000,000	3,794,577
06/15/2045	5.000%	8,500,000	8,990,898
Transportation Program
Series 2013AA
06/15/2044	5.000%	8,090,000	8,238,564
Series 2015AA
06/15/2041	5.250%	6,000,000	6,284,455
Series 2019
06/15/2046	5.000%	3,500,000	3,658,786
New Jersey Transportation Trust Fund Authority(f)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,262,699
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2040	5.000%	1,000,000	1,087,456
Series 2017E
01/01/2032	5.000%	2,500,000	2,738,706
Series 2017G
01/01/2034	4.000%	15,160,000	15,695,495
South Jersey Port Corp.(e)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,975,777

14	Columbia Strategic Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	2,000,000	2,087,156
Total			105,973,255
New Mexico 0.2%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2039	5.000%	1,225,000	1,225,560
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,085,000	1,812,716
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,445,000	2,166,164
Total			5,204,440
New York 8.2%
City of New York
Limited General Obligation Bonds
Series 2021L-5
04/01/2033	5.000%	3,800,000	4,322,425
Unlimited General Obligation Bonds
Multi Modal
Series 2020D-1
03/01/2043	5.000%	3,000,000	3,282,974
Series 2020C
08/01/2033	5.000%	1,500,000	1,691,789
08/01/2042	5.000%	2,500,000	2,752,885
Subordinated Series 2018D-1
12/01/2038	5.000%	10,000,000	10,919,939
Subordinated Series 2018F-1
04/01/2037	5.000%	5,390,000	5,850,901
Unlimited General Obligation Refunding Bonds
Series 2020A-1
08/01/2034	4.000%	1,000,000	1,022,396
Glen Cove Local Economic Assistance Corp.(i)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,283,070
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,781,967
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Green Bonds
Series 2021
02/15/2040	4.000%	3,250,000	3,262,098
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,180,810
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,788,664
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	11,367,127
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,874,894
Series 2019
11/01/2049	3.250%	7,310,000	6,123,513
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	8,015,000	7,863,028
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2021
11/01/2036	4.000%	1,000,000	1,018,818
11/01/2037	4.000%	1,500,000	1,521,436
Revenue Bonds
Future Tax Bonds
Subordinated Series 2020C
05/01/2038	4.000%	700,000	706,251
05/01/2039	4.000%	1,000,000	1,005,723
Future Tax Secured
Subordinated Series 2017F-1
05/01/2036	5.000%	5,170,000	5,599,919
Subordinated Series 2020D
11/01/2042	4.000%	5,000,000	4,977,869
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,962,041
02/01/2051	5.000%	1,375,000	1,516,157

Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	3,610,000	3,046,686
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2022A
03/15/2033	5.000%	5,000,000	5,741,641
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	1,932,369
New York State Environmental Facilities Corp.(d),(e)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	935,756
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,239,829
New York Transportation Development Corp.(e)
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2025	5.000%	1,100,000	1,151,482
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	12,290,000	12,864,862
10/01/2045	4.375%	2,500,000	2,391,074
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,500,000	1,428,247
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	2,000,000	2,087,820
12/01/2042	4.000%	4,360,000	4,057,156
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2031	5.000%	1,100,000	1,190,599
12/01/2032	5.000%	1,400,000	1,506,809
Port Authority of New York & New Jersey(e)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,000,000	2,153,344
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,500,000	1,592,898
Series 2018-207
09/15/2032	5.000%	12,235,000	13,331,562
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	7,775,000	7,497,621
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,545,714
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2052	5.000%	4,000,000	4,896,313
05/15/2057	5.000%	10,500,000	11,506,013
Revenue Bonds
MTA Bridges and Tunnels
Series 2020A
11/15/2049	5.000%	3,000,000	3,269,973
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,275,042
09/15/2047	5.250%	1,475,000	1,192,752
09/15/2053	5.250%	3,045,000	2,400,088
Westchester County Local Development Corp.(d)
Refunding Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2029	3.600%	5,000,000	4,690,497
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	909,021
Total			191,511,862
North Carolina 1.2%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,520,000	2,075,921
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	2,035,189

16	Columbia Strategic Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,823,358
Revenue Bonds
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,904,382
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	2,080,229
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2043	5.000%	5,650,000	6,059,643
01/01/2049	5.000%	2,000,000	2,125,681
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,274,910
Series 2019
01/01/2040	0.000%	3,950,000	1,954,695
01/01/2041	0.000%	5,500,000	2,586,518
Triangle Expressway System
Series 2019
01/01/2043	0.000%	4,500,000	1,916,042
Total			28,836,568
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	790,000	791,982
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	403,826
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,215,000	1,226,560
Series 2019C
07/01/2039	3.200%	1,625,000	1,508,663
Total			3,931,031
Ohio 3.0%
American Municipal Power, Inc.
Refunding Revenue Bonds
Fremont Energy Center Project
Series 2021
02/15/2037	4.000%	2,750,000	2,817,321
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	42,105,000	40,947,310
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,650,000	1,663,392
Lake County Port & Economic Development Authority(d),(g)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	7,500,000	2,550,000
Miami University
Refunding Revenue Bonds
Series 2017
09/01/2034	5.000%	675,000	728,265
Northeast Ohio Regional Sewer District
Refunding Revenue Bonds
Series 2019
11/15/2037	4.000%	2,000,000	2,110,338
Ohio Air Quality Development Authority(c),(e)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
12/01/2027	2.100%	2,500,000	2,424,413
Ohio Air Quality Development Authority(e)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	7,000,000	6,788,356
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,395,471
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	2,330,000	2,104,552
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Loan Fund
Series 2020A
12/01/2050	5.000%	4,000,000	4,443,944
Subordinated Series 2020A
12/01/2037	5.000%	1,690,000	1,921,633

Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,514,560
Total			71,409,555
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,322,301
11/15/2045	5.250%	1,885,000	1,975,156
Total			3,297,457
Oregon 0.6%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,527,594
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	534,099
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2045	5.000%	4,660,000	5,080,625
Port of Portland Airport(e)
Revenue Bonds
Series 2017-24B
07/01/2042	5.000%	1,000,000	1,048,942
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,855,000	2,856,382
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview
Series 2021A
11/15/2046	5.000%	1,540,000	1,446,788
11/15/2051	5.000%	1,100,000	1,015,588
Total			13,510,018
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 5.9%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
University of Pittsburgh Medical Center
Series 2019
07/15/2038	4.000%	1,750,000	1,760,201
City of Philadelphia Airport(e)
Refunding Revenue Bonds
Private Activity
Series 2021
07/01/2051	5.000%	3,000,000	3,175,432
Series 2021 (AGM)
07/01/2046	4.000%	1,750,000	1,668,637
Series 2017B
07/01/2042	5.000%	2,250,000	2,350,460
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,074,888
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	2,000,000	2,158,608
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,755,977
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	665,000	707,086
01/01/2038	5.000%	160,000	170,126
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	805,000	834,146
East Hempfield Township Industrial Development Authority
Prerefunded 07/01/24 Revenue Bonds
Student Service, Inc. Student Housing Project
Series 2014
07/01/2046	5.000%	1,000,000	1,053,579
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,181,273
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,861,124

18	Columbia Strategic Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	732,355
Luzerne County Industrial Development Authority(e)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,400,391
Montgomery County Industrial Development Authority
Prerefunded 01/15/25 Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	1,850,000	1,973,230
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,336,130
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	1,003,580
11/15/2045	5.000%	3,500,000	3,800,390
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	731,019
08/15/2048	5.000%	1,500,000	1,613,774
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	9,900,438
Pennsylvania Economic Development Financing Authority(d),(g)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,250,000
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	4,125,000	4,307,792
06/30/2042	5.000%	11,000,000	11,437,535
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	800,000	807,368
Series 2017-124B
10/01/2042	3.650%	7,180,000	7,198,445
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,534,822
10/01/2039	2.700%	3,000,000	2,541,184
Series 2019-131A
04/01/2049	3.500%	2,520,000	2,534,984
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	4,800,000	5,079,208
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,611,151
Series 2015B
12/01/2040	5.000%	2,500,000	2,647,155
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,236,187
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	5,367,907
Subordinated Series 2019A
12/01/2044	5.000%	10,000,000	10,767,724
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,714,100
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	803,843
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,509,318
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,240,559
Series 2018B
09/01/2043	5.000%	515,000	558,926
Series 2021A
09/01/2040	4.000%	6,250,000	6,375,152
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,544

Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Philadelphia School District
Series 2016
06/01/2034	5.000%	3,000,000	3,251,731
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,795,000	5,186,689
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,307,658
Total			137,517,826
Puerto Rico 4.0%
Commonwealth of Puerto Rico(f),(j)
Revenue Notes
Subordinated Series 2022
11/01/2043	0.000%	4,530,207	2,355,708
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	466,711	424,348
Commonwealth of Puerto Rico(j)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2031	5.750%	2,956,794	3,229,255
07/01/2033	4.000%	907,292	841,375
07/01/2035	4.000%	815,535	753,881
07/01/2037	4.000%	699,944	628,888
07/01/2041	4.000%	951,656	854,705
07/01/2046	4.000%	2,984,709	2,614,226
Puerto Rico Electric Power Authority(g),(j)
Revenue Bonds
Series 2007TT-RSA-1
07/01/2022	0.000%	2,735,000	2,611,925
07/01/2032	0.000%	2,420,000	2,311,100
Series 2008WW-RSA-1
07/01/2033	0.000%	1,750,000	1,680,000
07/01/2038	0.000%	1,750,000	1,686,562
Series 2010CCC-RSA-1
07/01/2028	0.000%	6,000,000	5,760,000
Series 2010XX
07/01/2040	0.000%	8,500,000	8,160,000
Series 2012A
07/01/2042	0.000%	6,505,000	6,212,275
Puerto Rico Highway & Transportation Authority(g),(j)
Refunding Revenue Bonds
Series 2007N
07/01/2025	0.000%	2,000,000	1,200,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2005K
07/01/2030	0.000%	2,000,000	1,200,000
Series 2007M
07/01/2037	0.000%	4,225,000	2,535,000
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	1,935,000	1,161,000
Puerto Rico Sales Tax Financing Corp.(f),(j)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	88,683,000	24,900,519
Puerto Rico Sales Tax Financing Corp.(j)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	22,535,000	23,097,474
Total			94,218,241
Rhode Island 0.1%
Rhode Island Student Loan Authority(e)
Refunding Revenue Bonds
Series 2018A
12/01/2025	5.000%	1,200,000	1,287,419
South Carolina 1.3%
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,462,049
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	2,800,000	3,017,345
South Carolina Jobs-Economic Development Authority(d),(e)
Revenue Bonds
Green Bonds - Last Step Recycling Project
Series 2021
06/01/2051	6.500%	2,250,000	1,871,048
South Carolina Ports Authority(e)
Revenue Bonds
Series 2018
07/01/2043	5.000%	1,570,000	1,670,286
Series 2019B
07/01/2044	5.000%	4,080,000	4,367,597
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	17,382,478

20	Columbia Strategic Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	930,000	806,716
Total			30,577,519
South Dakota 0.7%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	9,996,922
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,677,085
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,755,000	4,334,497
Total			16,008,504
Tennessee 1.3%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	368,382
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	2,300,000	2,486,854
07/01/2040	4.000%	1,800,000	1,799,194
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	5,102,964
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,273,377
Series 2017A
07/01/2048	5.000%	835,000	894,474
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Memphis Arena Public Building Authority(f)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	200,000	139,449
04/01/2033	0.000%	2,000,000	1,334,428
04/01/2038	0.000%	1,150,000	609,941
04/01/2039	0.000%	1,625,000	820,747
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2049	5.750%	9,000,000	8,446,232
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	3,000,000	2,716,159
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	505,000	503,240
07/01/2047	3.650%	1,005,000	1,002,530
Series 2017-2B
07/01/2036	3.700%	1,670,000	1,675,634
Series 2018-1
07/01/2042	3.900%	545,000	554,925
Total			29,728,530
Texas 9.0%
Angelina & Neches River Authority(d),(e)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	7,000,000	5,808,977
Arlington Higher Education Finance Corp.
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	875,000	802,314
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,968,136
07/15/2036	4.000%	3,000,000	2,846,721
Series 2018
07/15/2033	5.000%	1,000,000	1,063,779
07/15/2037	5.000%	2,100,000	2,217,724

Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2040	5.000%	2,000,000	2,153,787
Refunding Revenue Bonds
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,304,689
Central Texas Turnpike System(f)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	1,049,681
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2020A
08/15/2039	5.000%	4,825,000	5,389,039
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,571,395
City of Austin Airport System(e)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,047,662
11/15/2046	5.000%	1,000,000	1,042,701
Series 2019B
11/15/2038	5.000%	6,175,000	6,637,309
11/15/2048	5.000%	7,850,000	8,331,097
City of Houston Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2031	5.000%	1,525,000	1,640,164
Revenue Bonds
Subordinated Series 2018A
07/01/2041	5.000%	1,250,000	1,323,618
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	4,031,772
Subordinated Series 2021A
07/01/2046	4.000%	2,000,000	1,921,539
City of San Antonio Airport System(e)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2030	5.000%	1,250,000	1,364,167
07/01/2031	5.000%	1,000,000	1,084,969
07/01/2032	5.000%	750,000	808,388
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	583,930
08/15/2042	5.000%	1,500,000	1,509,183
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013
08/15/2033	6.000%	260,000	269,061
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,142,125
Series 2015A
12/01/2045	5.000%	400,000	408,061
Cypress-Fairbanks Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020A
02/15/2033	3.000%	1,000,000	978,337
02/15/2034	3.000%	2,420,000	2,324,454
Dallas Love Field(e)
Revenue Bonds
Series 2017
11/01/2033	5.000%	1,000,000	1,053,950
11/01/2036	5.000%	1,000,000	1,051,616
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2039	4.000%	1,000,000	1,046,524
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2033	4.000%	1,700,000	1,802,358
10/01/2034	4.000%	2,250,000	2,380,796
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
First Lien
Series 2021
08/15/2035	4.000%	1,000,000	1,045,083
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 04/01/25 Revenue Bonds
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,465,000	2,630,281
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,643,557
Revenue Bonds
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	485,517
11/15/2046	5.500%	750,000	711,344
Westminster Project
Series 2021
11/01/2049	4.000%	1,600,000	1,488,842

22	Columbia Strategic Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	700,000
07/01/2047	0.000%	1,000,000	700,000
07/01/2052	0.000%	1,500,000	1,050,000
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	4,500,000	4,050,000
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	825,000
07/01/2046	0.000%	2,535,000	1,394,250
07/01/2051	0.000%	5,235,000	2,879,250
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,809,448
Series 2019A
01/01/2044	4.000%	13,500,000	13,187,359
Northside Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2038	4.000%	1,235,000	1,298,288
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2035	4.000%	2,880,000	3,020,789
02/15/2037	4.000%	3,125,000	3,260,673
02/15/2039	4.000%	2,000,000	2,079,973
Port Authority of Houston of Harris County(e)
Unlimited General Obligation Refunding Bonds
Series 2018A
10/01/2036	5.000%	4,000,000	4,436,253
Port Beaumont Navigation District(d),(e)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2041	2.875%	1,500,000	1,108,624
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	387,625
State of Texas(e)
Unlimited General Obligation Bonds
College Student Loans
Series 2019
08/01/2030	5.000%	7,175,000	8,092,553
08/01/2031	5.000%	7,535,000	8,476,576
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	11,300,000	12,432,802
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	766,184
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2039	5.000%	1,650,000	1,861,602
10/01/2047	4.000%	1,250,000	1,228,266
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2031	5.000%	1,250,000	1,352,708
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2036	4.000%	1,500,000	1,516,896
06/30/2040	4.000%	500,000	500,227
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	2,000,000	2,002,519
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	18,450,000	19,030,919
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,099,128
12/31/2045	5.000%	2,250,000	2,349,745
12/31/2050	5.000%	1,930,000	2,009,990
12/31/2055	5.000%	6,515,000	6,770,470
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	515,145
08/01/2039	0.000%	600,000	277,002
Texas Water Development Board
Revenue Bonds
State Revolving Fund
Series 2021
08/01/2031	5.000%	2,000,000	2,332,536

Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Water Implementation Fund
Series 2018
10/15/2032	5.000%	5,105,000	5,773,563
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2037	4.000%	1,670,000	1,749,504
02/15/2045	4.000%	3,765,000	3,860,396
Total			210,150,910
Utah 1.3%
Mida Golf and Equestrian Center Public Infrastructure District(d)
Limited General Obligation Bonds
Series 2021
06/01/2051	4.500%	5,000,000	3,957,635
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	7,046,970
Series 2018-A
07/01/2043	5.000%	13,000,000	13,764,525
UIPA Crossroads Public Infrastructure District(d)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,260,000	2,642,705
Utah Charter School Finance Authority(d)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	3,840,000	3,350,344
Total			30,762,179
Virginia 1.6%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	7,572,224
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,262,495
Virginia Small Business Financing Authority(e)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,494,400
Senior Lien - I-495 HOT Lanes Project
Series 2022
12/31/2057	5.000%	2,500,000	2,646,035
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	19,125,000	19,650,081
Total			36,625,235
Washington 4.8%
Central Puget Sound Regional Transit Authority
Refunding Revenue Bonds
Green Bonds
Series 2021S-1
11/01/2046	4.000%	7,000,000	7,048,821
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,911,686
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,038,453
Port of Seattle(e)
Refunding Revenue Bonds
Intermediate Lien
Series 2017
05/01/2037	5.000%	6,000,000	6,441,598
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2019D
06/01/2040	5.000%	5,000,000	5,563,411
Series 2015B
02/01/2039	5.000%	10,000,000	10,544,094
Series 2017D
02/01/2036	5.000%	6,505,000	7,111,591
Series 2020C
02/01/2034	5.000%	4,500,000	5,130,418
Various Purpose
Series 2019C
02/01/2038	5.000%	5,000,000	5,575,364
Unlimited General Obligation Notes
Series 2019A
08/01/2040	5.000%	10,000,000	11,194,197
Unlimited General Obligation Refunding Bonds
Series 2021D
07/01/2037	4.000%	10,030,000	10,499,291
07/01/2038	4.000%	10,435,000	10,902,508
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Seattle Cancer Care Alliance
Series 2020
09/01/2055	5.000%	10,000,000	10,782,533

24	Columbia Strategic Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	4,876,184
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	2,000,000	1,931,246
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	3,792,508
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	431,971
01/01/2045	6.000%	595,000	602,219
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,550,000	2,665,357
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	1,950,000	1,805,489
Washington State Housing Finance Commission
Revenue Bonds
Transforming Age Projects
Series 2019
01/01/2026	2.375%	600,000	569,244
Total			112,418,183
Wisconsin 2.3%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,337,097
09/01/2054	5.000%	1,000,000	1,027,712
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	3,279,237
10/01/2049	4.000%	2,690,000	2,616,773
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	2,025,982
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,548,921
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,686,010
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	414,140
05/15/2047	5.250%	220,000	221,833
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,000,000	919,364
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,500,000	3,225,717
State of Wisconsin
Unlimited General Obligation Bonds
Series 2020A
05/01/2039	4.000%	2,500,000	2,558,889
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	6,892,362
Wisconsin Center District(f)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	3,095,301
Wisconsin Health & Educational Facilities Authority
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	3,375,000	3,497,651
Prerefunded 09/15/22 Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/2045	5.000%	1,000,000	1,012,405
Prerefunded 09/15/23 Revenue Bonds
St. John’s Communities, Inc. Project
Series 2018A
09/15/2040	5.000%	550,000	567,895
09/15/2045	5.000%	1,000,000	1,032,537
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	4,382,791
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	4,099,414

Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	25

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B
07/01/2033	4.250%	1,250,000	997,499
07/01/2043	4.500%	1,375,000	978,170
07/01/2048	5.000%	500,000	374,004
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	3,472,799
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	973,458
03/01/2039	3.000%	195,000	190,918
Total			54,428,879
Total Municipal Bonds (Cost $2,474,640,087)			2,317,059,692
Money Market Funds 0.3%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.318%(k)	477,750	477,702
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.283%(k)	5,869,935	5,869,935
Total Money Market Funds (Cost $6,347,670)		6,347,637
Total Investments in Securities (Cost $2,490,450,672)		2,332,794,536
Other Assets & Liabilities, Net		11,131,351
Net Assets		$2,343,925,887

At April 30, 2022, securities and/or cash totaling $5,992,497 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,762)	06/2022	USD	(209,953,313)	4,541,776	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Multi-Sector Municipal Income ETF
	19,388,468	—	(8,517,036)	(1,709,225)	9,162,207	447,138	140,279	451,118

(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2022.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $104,306,500, which represents 4.45% of total net assets.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Zero coupon bond.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2022, the total value of these securities amounted to $54,707,912, which represents 2.33% of total net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2022.
(j)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2022, the total value of these securities amounted to $94,218,241, which represents 4.02% of total net assets.
26	Columbia Strategic Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic Municipal Income Fund | Third Quarter Report 2022	27

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT118_07_M01_(06/22)